Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 964	$ 315	$ 2,029	$ 705	$ 3,761	$ 2,276	$ 6,462
Increase in Other reserves		2,029	73	2,029	73	3,079	2,159	6,413
Liabilities related to share based			632		632	682	1,148	59
Liabilities related to non share based					254		117
Share listing expense	$ 125,438					125,438
Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses							299	4,643
Game operating cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		32		64		234	1,073	5,073
Game operating cost | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses							85	4,163
Selling and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		65		129		467
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		867	315	1,836	705	3,060	1,203	1,389
General and administrative expenses | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses							214	480
Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses								20
Class A share-based payments | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses								20
Class B share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses								3,704
Class B share-based payments | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses								3,704
Class B complex vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		150		398		216	2,146	2,738
Class B complex vesting | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses							169	919
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 814		$ 1,631		2,615
Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						216	2,146	$ 2,738
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses			$ 315		$ 705	$ 930	130
Complex vesting conditional upon listing | Previously reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses							$ 130